Summary of Significant Accounting Policies - Property Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2014
Land Improvements
Property, Plant and Equipment [Line Items]
Property, Improvements and Equipment, estimated useful lives	3-15 years
Building
Property, Plant and Equipment [Line Items]
Property, Improvements and Equipment, estimated useful lives	25-30 years
Building Improvements
Property, Plant and Equipment [Line Items]
Property, Improvements and Equipment, estimated useful lives	15-20 years
Tenant Improvements
Property, Plant and Equipment [Line Items]
Property, Improvements and Equipment, estimated useful lives	1-10 years
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Property, Improvements and Equipment, estimated useful lives	3 years